STANDARD AND POOR'S MIDCAP 400 DEPOSITARY RECEIPTSTM

SPDR® S&P MIDCAP 400® ETF TRUST

A UNIT INVESTMENT TRUST

ANNUAL REPORT

SEPTEMBER 30, 2014

"Standard & Poor's®," "S&P®," "SPDR®," "S&P MidCap 400®," "Standard & Poor's MidCap 400 IndexTM," "S&P MidCap400 IndexTM" and "Standard & Poor's MidCap 400 Depositary ReceiptsTM" are trademarks of Standard & Poor's Financial Services LLC and have been licensed for use by S&P Dow Jones Indices LLC ("S&P") and sublicensed for use by State Street Global Markets, LLC. SPDR S&P MidCap 400 ETF Trust (the "Trust") is permitted to use these trademarks pursuant to a sublicense from State Street Global Markets, LLC. The Trust is not sponsored, endorsed, sold or promoted by S&P, its affiliates or its third party licensors.

SPDR S&P MidCap 400 ETF Trust
Trust Overview
September 30, 2014

INVESTMENT OBJECTIVE:

To replicate the total return of the S&P MidCap 400 IndexTM (the "Index").

INVESTMENT STRATEGY:

The SPDR S&P MidCap 400 ETF Trust (the "Trust") holdings are comprised of the 400 stocks in the Index. The Trust is designed to capture the price performance of the middle capitalization segment of the U.S. publicly traded stock market.

PERFORMANCE OVERVIEW:

The Trust seeks to match the total return of the S&P MidCap 400 Index. To accomplish its investment objective, the Trust utilizes a full replication approach. With this strategy, all 400 securities of the S&P MidCap 400 Index are owned by the Trust in their approximate market capitalization weight. This replication approach is intended to result in low expected tracking error of the Trust relative to the Index.

The Trust is not actively managed. Rather, the Trust attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Trust will hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Trust's return to be lower than if the Trust employed an active strategy.

While the Trust is intended to track the performance of the Index as closely as possible (i.e., to achieve a high degree of correlation with the Index), the Trust's return may not match or achieve a high degree of correlation with the return of the Index due to expenses and transaction costs incurred in adjusting the portfolio of all of the common stocks of the Index. In addition, it is possible that the Trust may not always fully replicate the performance of the Index due to the unavailability of certain component stocks of the Index in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted).

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments
September 30, 2014

Common Stock	Shares	Value
3D Systems Corp.*	927,835	$43,023,709
Aaron's, Inc.	577,911	14,054,796
Abercrombie & Fitch Co., Class A	640,842	23,288,198
ACI Worldwide, Inc.*	1,024,401	19,217,763
Acuity Brands, Inc.	388,068	45,679,484
Acxiom Corp.*	692,794	11,465,741
ADTRAN, Inc.	491,234	10,085,034
Advance Auto Parts, Inc.	655,297	85,385,199
Advanced Micro Devices, Inc.*	5,585,414	19,046,262
Advent Software, Inc.	398,157	12,565,835
Aecom Technology Corp.*	893,290	30,148,537
AGCO Corp.	766,454	34,842,999
Alaska Air Group, Inc.	1,211,209	52,736,040
Albemarle Corp.	702,565	41,381,078
Alexander & Baldwin, Inc.	407,084	14,642,811
Alexandria Real Estate Equities, Inc.	644,288	47,516,240
Align Technology, Inc.*	652,951	33,744,508
Alleghany Corp.*	147,038	61,483,940
Alliant Energy Corp.	996,176	55,198,112
Alliant Techsystems, Inc.	286,745	36,600,132
Allscripts Healthcare Solutions, Inc.*	1,520,753	20,400,901
AMC Networks, Inc., Class A*	530,776	31,007,934
American Campus Communities, Inc.	942,251	34,345,049
American Eagle Outfitters, Inc.	1,571,350	22,816,002
American Financial Group, Inc.	672,959	38,957,597
Ann, Inc.*	410,765	16,894,764
ANSYS, Inc.*	826,287	62,525,137
AO Smith Corp.	679,104	32,108,037
AOL, Inc.*	706,430	31,754,028
Apollo Education Group, Inc., Class A*	876,793	22,051,344
Aptargroup, Inc.	585,263	35,525,464
Aqua America, Inc.	1,591,021	37,436,724
Arris Group, Inc.*	1,182,754	33,536,990
Arrow Electronics, Inc.*	887,537	49,125,173
Arthur J Gallagher & Co.	1,427,777	64,763,965
Ascena Retail Group, Inc.*	1,175,866	15,639,018
Ashland, Inc.	643,815	67,021,141
Aspen Insurance Holdings Ltd.	587,827	25,141,361
Associated Banc-Corp.	1,390,623	24,224,653

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2014

Common Stock	Shares	Value
Astoria Financial Corp.	786,678	$9,746,940
Atmel Corp.*	3,758,287	30,366,959
Atmos Energy Corp.	901,137	42,984,235
Atwood Oceanics, Inc.*	537,285	23,473,982
Avnet, Inc.	1,241,524	51,523,246
BE Aerospace, Inc.*	945,598	79,373,496
Bally Technologies, Inc.*	344,078	27,767,095
BancorpSouth, Inc.	767,626	15,459,988
Bank of Hawaii Corp.	397,457	22,579,532
Belden, Inc.	388,284	24,857,942
Big Lots, Inc.	503,316	21,667,754
BioMed Realty Trust, Inc.	1,752,320	35,396,864
Bio-Rad Laboratories, Inc., Class A*	184,062	20,872,631
Black Hills Corp.	400,867	19,193,512
Brinker International, Inc.	580,256	29,471,202
Broadridge Financial Solutions, Inc.	1,073,380	44,684,809
Brown & Brown, Inc.	1,064,326	34,218,081
Brunswick Corp.	834,131	35,150,280
Cabela's, Inc.*	427,529	25,181,458
Cabot Corp.	579,910	29,442,031
Cadence Design Systems, Inc.*	2,604,468	44,822,894
Camden Property Trust	768,363	52,655,916
Carbo Ceramics, Inc.	176,334	10,444,263
Carlisle Cos., Inc.	575,811	46,283,688
Carpenter Technology Corp.	477,734	21,569,690
Carter's, Inc.	477,197	36,992,311
Cathay General Bancorp	665,340	16,520,392
Cboe Holdings, Inc.	765,153	40,954,814
CDK Global, Inc., Class W*	1,458,995	44,630,657
Centene Corp.*	526,067	43,511,002
Charles River Laboratories International, Inc.*	419,157	25,040,439
Cheesecake Factory, Inc.	413,702	18,823,441
Chico's FAS, Inc.	1,372,016	20,264,676
Church & Dwight Co., Inc.	1,200,237	84,208,628
Ciena Corp.*	956,913	15,999,585
Cinemark Holdings, Inc.	934,960	31,826,038
City National Corp.	429,793	32,522,436
Civeo Corp.	958,096	11,123,495
Clarcor, Inc.	453,072	28,579,782

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2014

Common Stock	Shares	Value
Clean Harbors, Inc.*	495,515	$26,718,169
Cleco Corp.	542,149	26,104,474
Cliffs Natural Resources, Inc.	1,375,515	14,277,846
Cognex Corp.*	778,889	31,365,860
Commerce Bancshares, Inc.	707,684	31,594,552
Commercial Metals Co.	1,058,045	18,060,828
Community Health Systems, Inc.*	1,035,000	56,707,650
CommVault Systems, Inc.*	382,494	19,277,698
Compass Minerals International, Inc.	301,409	25,402,751
Compuware Corp.	1,976,799	20,973,837
Concur Technologies, Inc.*	430,229	54,561,642
Convergys Corp.	907,891	16,178,618
Conversant, Inc.*	540,886	18,525,345
Con-way, Inc.	516,470	24,532,325
Cooper Cos., Inc.	433,555	67,526,191
Copart, Inc.*	1,018,675	31,899,808
Corelogic, Inc.*	818,395	22,153,953
Corporate Executive Board Co.	302,909	18,195,744
Corporate Office Properties Trust SBI MD	787,315	20,249,742
Corrections Corp. of America	1,045,480	35,922,693
Covance, Inc.*	507,661	39,952,921
Crane Co.	444,918	28,123,267
Cree, Inc.*	1,077,935	44,141,438
CST Brands, Inc.	679,049	24,411,812
Cubist Pharmaceuticals, Inc.*	680,069	45,115,777
Cullen/Frost Bankers, Inc.	491,962	37,640,013
Cypress Semiconductor Corp.	1,315,628	12,991,826
Cytec Industries, Inc.	644,825	30,493,774
Dean Foods Co.	842,038	11,157,003
Deckers Outdoor Corp.*	310,943	30,217,441
Deluxe Corp.	447,191	24,667,056
DeVry Education Group, Inc.	514,822	22,039,530
Dick's Sporting Goods, Inc.	892,738	39,173,343
Diebold, Inc.	580,165	20,491,428
Domino's Pizza, Inc.	494,942	38,090,736
Domtar Corp.	583,682	20,504,749
Donaldson Co., Inc.	1,193,817	48,504,785
DreamWorks Animation SKG, Inc., Class A*	646,270	17,623,783
Dresser-Rand Group, Inc.*	687,985	56,593,646

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2014

Common Stock	Shares	Value
Dril-Quip, Inc.*	358,988	$32,093,527
DST Systems, Inc.	274,729	23,055,258
Duke Realty Corp.	3,063,512	52,631,136
Eagle Materials, Inc.	450,772	45,902,113
East West Bancorp, Inc.	1,287,576	43,777,584
Eaton Vance Corp.	1,066,207	40,227,990
Endo International PLC*	1,378,106	94,179,764
Energen Corp.	657,269	47,481,113
Energizer Holdings, Inc.	554,602	68,332,512
Equinix, Inc.*	477,661	101,493,409
Equity One, Inc.	689,384	14,911,376
Esterline Technologies Corp.*	286,800	31,912,236
Everest Re Group Ltd.	408,310	66,150,303
Exelis, Inc.	1,691,107	27,970,910
Extra Space Storage, Inc.	989,722	51,039,964
FactSet Research Systems, Inc.	351,351	42,699,687
Fair Isaac Corp.	288,702	15,907,480
Fairchild Semiconductor International, Inc., Class A*	1,078,687	16,752,009
Federal Realty Investment Trust	608,081	72,033,275
Federated Investors, Inc., Class B	857,185	25,166,952
Fei Co.	376,796	28,417,954
First American Financial Corp.	961,740	26,082,389
First Horizon National Corp.	2,129,517	26,150,469
First Niagara Financial Group, Inc.	3,178,289	26,475,147
FirstMerit Corp.	1,484,828	26,132,973
Flowers Foods, Inc.	1,655,854	30,401,479
Foot Locker, Inc.	1,290,513	71,817,048
Fortinet, Inc.*	1,235,334	31,210,714
Fortune Brands Home & Security, Inc.	1,423,023	58,500,476
FTI Consulting, Inc.*	366,841	12,824,761
Fulton Financial Corp.	1,686,316	18,684,381
Gartner, Inc.*	798,287	58,650,146
GATX Corp.	402,284	23,481,317
Genesee & Wyoming, Inc., Class A*	458,809	43,729,086
Gentex Corp.	1,312,903	35,146,413
Global Payments, Inc.	612,271	42,785,497
Graco, Inc.	539,521	39,374,243
Graham Holdings Co., Class B	39,534	27,657,591

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2014

Common Stock	Shares	Value
Granite Construction, Inc.	323,026	$10,275,457
Great Plains Energy, Inc.	1,383,625	33,442,216
Greif, Inc., Class A	304,344	13,333,311
Guess?, Inc.	573,911	12,608,825
Gulfport Energy Corp.*	767,753	40,998,010
Hain Celestial Group, Inc.*	452,182	46,280,828
Hancock Holding Co.	735,101	23,559,987
Hanesbrands, Inc.	894,664	96,122,700
Hanover Insurance Group, Inc.	395,621	24,299,042
Harsco Corp.	725,637	15,535,888
Hawaiian Electric Industries, Inc.	920,963	24,451,568
HCC Insurance Holdings, Inc.	897,963	43,362,633
Health NET, Inc.*	721,110	33,250,382
Helix Energy Solutions Group, Inc.*	881,402	19,443,728
Henry Schein, Inc.*	761,782	88,724,750
Herman Miller, Inc.	533,440	15,923,184
Highwoods Properties, Inc.	811,413	31,563,966
Hill-Rom Holdings, Inc.	515,268	21,347,553
HMS Holdings Corp.*	787,761	14,849,295
HNI Corp.	404,984	14,575,374
Hollyfrontier Corp.	1,782,936	77,878,644
Hologic, Inc.*	2,169,939	52,794,616
Home Properties, Inc.	513,014	29,877,935
Hospitality Properties Trust	1,345,127	36,116,660
Hsn, Inc.	291,263	17,874,810
Hubbell, Inc., Class B	488,351	58,860,946
Huntington Ingalls Industries, Inc.	436,110	45,447,023
IDACORP, Inc.	451,400	24,199,554
IDEX Corp.	719,020	52,035,477
IDEXX Laboratories, Inc.*	451,409	53,189,522
Informatica Corp.*	987,795	33,822,101
Ingram Micro, Inc., Class A*	1,397,259	36,063,255
Ingredion, Inc.	669,731	50,758,912
Integrated Device Technology, Inc.*	1,336,136	21,311,369
InterDigital, Inc./Pa	363,260	14,465,013
International Bancshares Corp.	522,587	12,889,608
International Game Technology	2,219,783	37,447,739
International Rectifier Corp.*	642,362	25,206,285
International Speedway Corp., Class A	251,022	7,942,336

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2014

Common Stock	Shares	Value
Intersil Corp., Class A	1,162,982	$16,525,974
Itron, Inc.*	352,416	13,853,473
ITT Corp.	822,531	36,964,543
Jack Henry & Associates, Inc.	740,654	41,224,802
Janus Capital Group, Inc.	1,333,581	19,390,268
Jarden Corp.*	1,070,552	64,350,881
JB Hunt Transport Services, Inc.	826,767	61,222,096
JC Penney Co., Inc.*	2,737,342	27,482,914
JDS Uniphase Corp.*	2,065,573	26,439,334
JetBlue Airways Corp.*	2,201,484	23,379,760
John Wiley & Sons, Inc., Class A	421,321	23,640,321
Jones Lang LaSalle, Inc.	402,393	50,838,332
Kate Spade & Co.*	1,139,494	29,888,928
KB Home	817,033	12,206,473
KBR, Inc.	1,304,112	24,556,429
Kemper Corp.	449,327	15,344,517
Kennametal, Inc.	706,540	29,187,167
Kilroy Realty Corp.	746,908	44,396,212
Kirby Corp.*	512,368	60,382,569
Knowles Corp.*	763,626	20,236,089
Lamar Advertising Co., Class A	718,674	35,394,694
Lancaster Colony Corp.	174,298	14,864,133
Landstar System, Inc.	401,322	28,971,435
Lasalle Hotel Properties	934,517	31,997,862
Leidos Holdings, Inc.	558,476	19,172,481
Lennox International, Inc.	401,286	30,846,855
Lexmark International, Inc., Class A	559,110	23,762,175
Liberty Property Trust	1,329,901	44,232,507
Life Time Fitness, Inc.*	323,007	16,292,473
LifePoint Hospitals, Inc.*	405,358	28,046,720
Lincoln Electric Holdings, Inc.	713,564	49,332,247
Live Nation Entertainment, Inc.*	1,296,384	31,139,144
LKQ Corp.*	2,710,607	72,075,040
Louisiana-Pacific Corp.*	1,269,813	17,256,759
Mack-Cali Realty Corp.	751,137	14,354,228
Manpowergroup, Inc.	715,864	50,182,066
MDC Holdings, Inc.	350,677	8,879,142
MDU Resources Group, Inc.	1,741,576	48,433,229
Mednax, Inc.*	900,135	49,345,401

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2014

Common Stock	Shares	Value
Mentor Graphics Corp.	867,666	$17,782,815
Mercury General Corp.	325,844	15,904,446
Meredith Corp.	327,507	14,017,300
Mettler-Toledo International, Inc.*	259,412	66,443,196
MID-America Apartment Communities, Inc.	675,232	44,328,981
Minerals Technologies, Inc.	309,836	19,119,980
Msa Safety, Inc.	282,136	13,937,518
MSC Industrial Direct Co., Inc., Class A	459,571	39,274,938
MSCI, Inc., Class A*	1,046,463	49,204,690
Murphy USA, Inc.*	385,978	20,479,993
National Fuel Gas Co.	755,346	52,866,667
National Instruments Corp.	902,818	27,924,161
National Retail Properties, Inc.	1,123,139	38,826,915
NCR Corp.*	1,508,580	50,401,658
NeuStar, Inc., Class A*	503,686	12,506,523
New York Community Bancorp, Inc.	3,974,847	63,080,822
New York Times Co., Class A	1,174,200	13,174,524
Newmarket Corp.	96,502	36,769,192
Nordson Corp.	526,932	40,083,717
Now, Inc.*	961,331	29,234,076
NVR, Inc.*	35,789	40,442,286
Oceaneering International, Inc.	969,905	63,208,709
Office Depot, Inc.*	4,344,515	22,330,807
OGE Energy Corp.	1,788,999	66,389,753
Oil States International, Inc.*	485,644	30,061,364
Old Dominion Freight Line, Inc.*	611,254	43,178,983
Old Republic International Corp.	2,178,214	31,104,896
Olin Corp.	705,493	17,813,698
Omega Healthcare Investors, Inc.	1,142,577	39,064,708
Omnicare, Inc.	878,683	54,706,804
One Gas, Inc.	466,935	15,992,524
Oshkosh Corp.	763,399	33,704,066
Owens & Minor, Inc.	566,320	18,541,317
Packaging Corp. of America	883,483	56,383,885
PacWest Bancorp	869,374	35,844,290
Panera Bread Co., Class A*	230,896	37,571,397
Patterson-UTI Energy, Inc.	1,312,247	42,687,395
Peabody Energy Corp.	2,437,650	30,178,107
Plantronics, Inc.	384,740	18,382,877

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2014

Common Stock	Shares	Value
PNM Resources, Inc.	715,275	$17,817,500
Polaris Industries, Inc.	544,922	81,623,866
Polycom, Inc.*	1,230,216	15,113,204
PolyOne Corp.	829,076	29,498,524
Post Holdings, Inc.*	402,502	13,355,016
Potlatch Corp.	364,486	14,655,982
Primerica, Inc.	487,598	23,511,976
Prosperity Bancshares, Inc.	538,650	30,794,620
Protective Life Corp.	708,148	49,152,553
PTC, Inc.*	1,053,400	38,870,460
Questar Corp.	1,573,968	35,083,747
Rackspace Hosting, Inc.*	1,065,907	34,695,273
Raymond James Financial, Inc.	1,129,050	60,494,499
Rayonier Advanced Materials, Inc.	382,667	12,593,571
Rayonier, Inc.	1,136,302	35,384,444
Realty Income Corp.	1,999,067	81,541,943
Regal-Beloit Corp.	405,749	26,069,373
Regency Centers Corp.	829,340	44,643,372
Reinsurance Group of America, Inc., Class A	615,672	49,333,797
Reliance Steel & Aluminum Co.	700,131	47,888,960
Renaissancere Holdings Ltd.	363,879	36,384,261
Rent-A-Center, Inc., Class A	474,588	14,403,746
ResMed, Inc.	1,258,659	62,014,129
RF Micro Devices, Inc.*	2,582,788	29,805,374
Riverbed Technology, Inc.*	1,434,204	26,597,313
Rock-Tenn Co., Class A	1,285,622	61,169,895
Rollins, Inc.	575,875	16,861,620
Rosetta Resources, Inc.*	552,065	24,600,016
Rovi Corp.*	850,658	16,796,242
Rowan Cos. PLC, Class A	1,118,014	28,296,934
Royal Gold, Inc.	584,902	37,983,536
R.R. Donnelley & Sons Co.	1,794,136	29,531,479
RPM International, Inc.	1,198,872	54,884,360
Salix Pharmaceuticals Ltd.*	571,921	89,356,937
Science Applications International Corp.	363,124	16,060,975
Scotts Miracle-Gro Co., Class A	401,258	22,069,190
SEI Investments Co.	1,175,056	42,490,025
Semtech Corp.*	604,855	16,421,813
Senior Housing Properties Trust	1,829,761	38,278,600

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2014

Common Stock	Shares	Value
Sensient Technologies Corp.	432,982	$22,666,608
Service Corp. International	1,896,284	40,087,444
Signature Bank/New York NY*	451,809	50,629,717
Signet Jewelers Ltd.	720,291	82,048,348
Silgan Holdings, Inc.	392,875	18,465,125
Silicon Laboratories, Inc.*	362,614	14,736,633
Sirona Dental Systems, Inc.*	496,996	38,109,653
Skyworks Solutions, Inc.	1,701,887	98,794,540
SL Green Realty Corp.	858,447	86,977,850
SLM Corp.	3,797,812	32,509,271
SM Energy Co.	604,991	47,189,298
Solarwinds, Inc.*	589,001	24,767,492
Solera Holdings, Inc.	616,100	34,723,396
Sonoco Products Co.	913,553	35,893,497
Sotheby's	551,367	19,694,829
SPX Corp.	382,185	35,898,637
StanCorp Financial Group, Inc.	392,729	24,812,618
Steel Dynamics, Inc.	2,155,487	48,735,561
STERIS Corp.	532,831	28,751,561
SunEdison, Inc.*	2,245,481	42,394,681
Superior Energy Services, Inc.	1,388,987	45,656,003
Supervalu, Inc.*	1,849,933	16,538,401
SVB Financial Group*	455,554	51,063,048
Synopsys, Inc.*	1,399,279	55,544,380
Synovus Financial Corp.	1,248,515	29,514,895
Taubman Centers, Inc.	568,574	41,505,902
TCF Financial Corp.	1,498,218	23,267,326
Tech Data Corp.*	343,480	20,217,233
Techne Corp.	332,317	31,088,255
Teleflex, Inc.	371,723	39,045,784
Telephone & Data Systems, Inc.	888,645	21,291,934
Tempur Sealy International, Inc.*	546,922	30,720,609
Teradyne, Inc.	1,837,923	35,637,327
Terex Corp.	989,567	31,438,544
Thor Industries, Inc.	416,439	21,446,608
Thoratec Corp.*	505,570	13,513,886
TIBCO Software, Inc.*	1,368,697	32,342,310
Tidewater, Inc.	446,472	17,425,802
Time, Inc.*	978,241	22,920,187

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2014

Common Stock	Shares	Value
Timken Co.	684,723	$29,025,408
Timkensteel Corp.	342,324	15,914,643
Toll Brothers, Inc.*	1,453,820	45,301,031
Tootsie Roll Industries, Inc.	179,844	5,033,834
Towers Watson & Co., Class A	630,507	62,735,446
Trimble Navigation Ltd.*	2,333,948	71,185,414
Trinity Industries, Inc.	1,401,379	65,472,427
Triumph Group, Inc.	461,762	30,037,618
Trustmark Corp.	605,580	13,949,535
Tupperware Brands Corp.	452,471	31,238,598
tw Telecom, Inc., Class A*	1,239,816	51,588,744
U.S. Steel Corp.	1,303,166	51,045,012
UDR, Inc.	2,260,170	61,589,632
UGI Corp.	1,547,950	52,769,615
Ultimate Software Group, Inc.*	253,765	35,910,285
Umpqua Holdings Corp.	1,677,680	27,631,390
Unit Corp.*	414,084	24,286,027
United Natural Foods, Inc.*	445,835	27,401,019
United Therapeutics Corp.*	424,455	54,606,136
Universal Corp.	208,060	9,235,783
URS Corp.	620,697	35,758,354
Valley National Bancorp	1,711,142	16,580,966
Valmont Industries, Inc.	235,223	31,738,639
Valspar Corp.	684,541	54,071,894
VCA, Inc.*	774,171	30,448,145
Vectren Corp.	740,854	29,560,075
Verifone Systems, Inc.*	1,015,219	34,903,229
Vishay Intertechnology, Inc.	1,218,106	17,406,735
Wabtec Corp.	864,838	70,086,472
Waddell & Reed Financial, Inc., Class A	758,426	39,203,040
Washington Federal, Inc.	893,590	18,193,492
Washington Prime Group, Inc.	1,393,305	24,354,971
Waste Connections, Inc.	1,114,522	54,076,607
Watsco, Inc.	244,848	21,101,001
Webster Financial Corp.	810,560	23,619,718
Weingarten Realty Investors	1,009,930	31,812,795
WellCare Health Plans, Inc.*	394,085	23,779,089
Wendy's Co.	2,470,375	20,405,297
Werner Enterprises, Inc.	400,048	10,081,210

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2014

Common Stock	Shares	Value
Westar Energy, Inc., Class A	1,164,584	$39,735,606
WEX, Inc.*	348,034	38,395,111
WGL Holdings, Inc.	466,398	19,644,684
WhiteWave Foods Co., Class A*	1,563,494	56,801,737
Williams-Sonoma, Inc.	785,971	52,322,089
Woodward, Inc.	523,376	24,923,165
World Fuel Services Corp.	649,079	25,911,234
Worthington Industries, Inc.	456,355	16,985,533
WPX Energy, Inc.*	1,822,169	43,841,386
WR Berkley Corp.	916,144	43,791,683
Zebra Technologies Corp., Class A*	455,900	32,355,223
Total Investments (Cost $14,957,402,074)		$13,814,183,868

*  Non-income producing security for the year ended September 30, 2014.

The securities of the Trust's investment portfolio categorized by industry group, as a percentage of total investments at value, are as follows:

Industry Classification	Value	Percentage
REITS	$1,182,167,294	8.56%
Retail	852,544,046	6.18%
Commercial Services	688,898,283	4.97%
Insurance	673,800,058	4.90%
Banks	634,632,073	4.60%
Healthcare - Products	529,850,408	3.83%
Software	498,879,267	3.60%
Miscellaneous Manufacturing	418,676,002	3.02%
Chemicals	415,755,851	3.01%
Semiconductors	411,123,358	2.98%
Computers	397,670,636	2.87%
Electronics	377,277,079	2.74%
Oil & Gas	373,731,685	2.71%
Electric	354,965,524	2.58%
Machinery - Diversified	300,143,991	2.17%
Gas	296,382,660	2.13%
Transportation	289,523,506	2.10%
Oil & Gas Services	286,735,316	2.08%
Telecommunications	280,425,326	2.02%
Healthcare - Services	274,593,165	1.98%

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2014

Industry Classification	Value	Percentage
Food	$272,592,362	1.98%
Pharmaceuticals	268,691,650	1.95%
Diversified Financial Services	257,946,834	1.87%
Internet	218,810,365	1.57%
Aerospace/Defense	205,894,392	1.48%
Household Products / Wares	201,867,297	1.47%
Iron / Steel	201,577,897	1.46%
Distribution / Wholesale	196,905,786	1.42%
Packaging & Containers	185,245,713	1.34%
Media	175,117,544	1.27%
Apparel	163,332,452	1.19%
Building Materials	152,506,203	1.09%
Electrical Components & Equipment	152,051,400	1.10%
Biotechnology	145,634,983	1.06%
Leisure Time	133,066,619	0.96%
Home Builders	128,275,540	0.93%
Entertainment	122,606,991	0.89%
Savings & Loans	117,496,401	0.85%
Hand / Machine Tools	104,588,787	0.76%
Engineering & Construction	100,738,777	0.73%
Environmental Control	94,732,294	0.68%
Metal Fabricate / Hardware	93,664,223	0.68%
Airlines	76,115,800	0.55%
Forest Products & Paper	70,545,175	0.52%
Real Estate	65,481,143	0.48%
Mining	63,386,287	0.45%
Shipbuilding	45,447,023	0.33%
Water	37,436,724	0.27%
Advertising	35,394,694	0.26%
Auto Manufacturers	33,704,066	0.24%
Machinery - Construction & Mining	31,438,544	0.23%
Home Furnishings	30,720,609	0.23%
Office Furnishings	30,498,558	0.22%
Coal	30,178,107	0.22%
Trucking & Leasing	23,481,317	0.17%
Agriculture	9,235,783	0.07%
Total	$13,814,183,868	100.00%

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Statement of Assets and Liabilities

September 30, 2014
Assets:
Investments in securities, at value (cost $14,957,402,074)	$13,814,183,868
Cash	50,906,221
Receivable from securities sold	232,197,250
Receivable from Units created	151,264,002
Dividend receivable	12,479,797
Total Assets	$14,261,031,138
Liabilities:
Payable for securities purchased	$195,878,048
Payable for Units redeemed	187,178,287
Distribution payable	32,184,324
Payable to Sponsor	12,060,298
License fee payable	1,811,628
Accrued Trustee fees	1,259,595
Other accrued expenses	556,614
Total liabilities	430,928,794
Net Assets	$13,830,102,344
Net assets presented by:
Interest in Unitholders (55,454,866 units of fractional undivided interest (Units) outstanding; unlimited units authorized)
Paid-in capital	$16,197,365,946
Undistributed net investment income	(9,634,485)
Accumulated net realized loss on investments	(1,214,410,911)
Net unrealized depreciation of investments	(1,143,218,206)
Net Assets	$13,830,102,344
Units of beneficial interest outstanding, no par value, unlimited shares authorized:	55,454,866
Net asset value per share: (net assets/units of beneficial interest outstanding)	$249.39

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Statements of Operations

	Year Ended September 30,
	2014	2013	2012
Investment Income
Dividend income	$214,542,422	$189,451,374	$131,965,584
Expenses:
Printing and distributions expenses	17,633,761	13,306,008	10,234,881
Trustee fees and expenses	15,704,993	12,175,962	9,789,974
License fees	4,605,506	3,544,530	2,837,025
Legal fees	145,556	334,643	574,417
Audit fees	109,697	104,500	105,071
Other fees and expenses	133,008	132,849	134,355
Total expenses	38,332,521	29,598,492	23,675,723
Less: voluntary fee reduction by the Trustee (see Note 3)	(53,307)	(59,097)	(33,910)
Net expenses	38,279,214	29,539,395	23,641,813
Net Investment Income	$176,263,208	$159,911,979	$108,323,771
Realized and unrealized gain (losses) on investments:
Net realized losses	$(130,712,890)	$(141,697,816)	$(262,352,358)
Net realized gains from in-kind redemptions	2,137,021,747	1,651,286,091	848,723,406
Net realized gains	2,006,308,857	1,509,588,275	586,371,048
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(467,666,327)	1,097,573,688	1,547,505,058
Net realized and unrealized gains on investments	1,538,642,530	2,607,161,963	2,133,876,106
Net increase (decrease) in net assets resulting from operations	$1,714,905,738	$2,767,073,942	$2,242,199,877

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Statements of Changes in Net Assets

	Year Ended September 30,
	2014	2013	2012
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$176,263,208	$159,911,979	$108,323,771
Net realized gains on investments and in-kind redemptions	2,006,308,857	1,509,588,275	586,371,048
Net increase (decrease) in unrealized appreciation (depreciation) on investments and short sales	(467,666,327)	1,097,573,688	1,547,505,058
Net increase in net assets resulting from operations	1,714,905,738	2,767,073,942	2,242,199,877
Dividends and Distributions to Unitholders from:
Net investment income	(167,378,689)	(160,166,815)	(103,618,655)
Unitholder Transactions:
Proceeds from subscriptions of Units	21,987,099,724	19,573,293,030	17,249,824,419
Reinvestment of dividends and distributions	322,483	276,684	216,856
Less: Redemptions of Units	(23,734,893,632)	(18,171,736,323)	(17,097,873,234)
Increase (decrease) in net assets due to Unitholder transactions	(1,747,471,425)	1,401,833,391	152,168,041
Total increase (decrease)	(199,944,376)	4,008,740,518	2,290,749,263
Net Assets
Beginning of year	14,030,046,720	10,021,306,202	7,730,556,939
End of year	$13,830,102,344	$14,030,046,720	$10,021,306,202
Distributions in excess of net investment income	$(9,634,485)	$(18,519,004)	$(17,994,903)

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Financial Highlights

	Year Ended September 30,
	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Year	$226.19	$180.07	$142.04	$145.66	$125.49
Investment operations:
Net investment income*	2.83	2.77	1.94	1.64	1.62
Net realized and unrealized gain (loss) on investments	23.10	46.06	37.92	(3.62)	20.09
Total from Investment Operations	25.93	48.83	39.86	(1.98)	21.71
Less distributions from:
Net investment income	(2.73)	(2.71)	(1.83)	(1.64)	(1.54)
Net Asset Value, End of Year	$249.39	$226.19	$180.07	$142.04	$145.66
Total Investment Return**	11.45%	27.25%	28.16%	(1.52)%	17.37%
Ratios and Supplemental Data
Net assets, end of year (000's omitted)	$13,830,102	$14,030,047	$10,021,306	$7,730,557	$10,316,101
Ratio to average net assets:
Ratio of expenses to average net assets(1)	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets(1)	1.15%	1.35%	1.15%	0.99%	1.20%
Portfolio turnover rate(2)	16.68%	13.58%	14.17%	17.91%	14.93%

(1)  Net of voluntary fee reduction by the Trustee, if any. Before voluntary fee reduction by the Trustee, the net investment income and expenses to average net assets ratios would have been 1.15% and 0.25% for the year ended September 30, 2014, 1.35% and 0.25% for the year ended September 30, 2013, 1.15% and 0.25% for the year ended September 30, 2012, 0.99% and 0.25% for the year ended September 30, 2011 and 1.20% and 0.25% for the year ended September 30, 2010. (See Note 3)

(2)  Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions of Units.

*  Per share amounts have been calculated using the average share method.

**  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total Return excludes the offset of transaction fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/or selling shares of the Trust in the secondary market.

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Notes to Financial Statements
September 30, 2014

Note 1 - Organization

SPDR® S&P MidCap 400® Trust ETF (the "Trust") is a unit investment trust that issues securities called "Units." The Trust is organized under New York law and is governed by a trust agreement between The Bank of New York Mellon (formerly, The Bank of New York) (the "Trustee") and PDR Services LLC (the "Sponsor"), dated and executed as of April 27, 1995, as amended (the "Trust Agreement"). The Trust is an investment company registered under the Investment Company Act of 1940. Units represent an undivided ownership interest in a portfolio of all of the common stocks of the Standard & Poor's MidCap 400 IndexTM (the "Index").

On November 13, 2013, Intercontinental Exchange, Inc. (formerly known as IntercontinentalExchange Group, Inc.) ("ICE") announced the completion of its acquisition of NYSE Holdings LLC (the parent company of the Sponsor formerly known as NYSE Euronext Holdings LLC) ("NYSE Holdings"). Upon the closing of the acquisition, Intercontinental Exchange Holdings, Inc. (formerly known as IntercontinentalExchange, Inc.) and NYSE Holdings became wholly owned subsidiaries of ICE. As the parent company, ICE is the publicly-traded entity, trading on the New York Stock Exchange under the symbol "ICE".

Note 2 - Summary of Significant Accounting Policies

The financial statements of the Trust are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP").

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Trust:

Security Valuation - Trust securities are generally valued based on the closing sale price on that day (unless the Trustee deems such price inappropriate as a basis for evaluation) on the exchange deemed to be the principal market for the security or, if there is no such appropriate closing sale price on such exchange, at the closing bid price (unless the Trustee deems such price inappropriate as a basis for evaluation). If the securities are not listed or, if so listed and the principal market for the securities is other than on such exchange or there is no such closing bid price available, such evaluation shall generally be made by the Trustee in good faith based on the closing price on the over-the-counter market (unless the Trustee deems such price inappropriate as a basis for evaluation) or if there is no such appropriate closing price, (a) on current bid prices, (b) if bid prices are not available, on the basis of current bid prices for comparable securities, (c) by the Trustee's appraising the value of the securities in good faith on the bid side of the market or (d) by any combination thereof.

The Trust follows the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

The guidance establishes three levels of inputs that may be used to measure fair value:

• Level 1 - quoted prices in active markets for identical investments

• Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2014 in valuing the Trust's assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investment in Securities
Common Stocks	$13,814,183,868	$—	$—	$13,814,183,868
Total	$13,814,183,868	$—	$—	$13,814,183,868

Transfers between levels are recognized at the beginning of the reporting period.

There were no transfers between levels during the year ended September 30, 2014.

Investment Risk - The Trust's investments are exposed to risks, such as market risk. Due to the level of risk associated with certain investments, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

An investment in the Trust involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The value of a Unit will decline, more or less, in correlation with any decline in value of the Index. The values of equity securities could decline generally or could underperform other investments. The Trust would not sell an equity security because the security's issuer was in financial trouble unless that security was removed from the Index.

Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date. The Trust records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates. If actual amounts are not available, then actual amounts of income, realized gain and return of capital may differ from the estimated amounts.

Distributions to Unitholders - The Trust intends to declare and distribute dividends from net investment income quarterly. The Trust will distribute net realized capital gains, if any, at least annually, unless offset by available capital loss carryforwards.

U.S. Federal Income Tax - For U.S. federal income tax purposes, the Trust has qualified as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (a "RIC"), and intends to continue to qualify as a RIC. As a RIC, the Trust will generally not be subject to U.S. federal income tax for any taxable year on income, including net capital gains, that it distributes to its Unitholders, provided that it distributes on a timely basis at least 90% of its "investment company taxable income" determined prior to the deduction for dividends paid by the Trust (generally, its taxable income other than net capital gain) for such taxable year. In addition, provided the Trust distributes during each calendar year substantially all of its ordinary income and capital gains, the Trust will not be subject to U.S. federal excise tax.

GAAP requires the evaluation of tax positions taken in the course of preparing the Trust's tax returns to determine whether the tax positions are "more-likely-than-not" to be sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. The Trustee has reviewed the tax positions for the tax years subject to audit as of September 30, 2014, and has determined that no provision for income taxes is necessary for the year ended September 30, 2014. The tax returns of the Trust's 2011, 2012, and 2013 tax years and the year ended September 30, 2014 remain subject to audit. The Trust has not recognized any tax liabilities relating to tax positions considered to be uncertain tax positions for the current year or prior year.

Note 3 - Transactions with the Trustee and Sponsor

In accordance with the Trust Agreement, the Trustee maintains the Trust's accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered in exchange for the issuance of Creation Units of the Trust, and for adjusting the composition of the Trust's portfolio from time to time to conform to changes in the composition and/or weighting structure of the Index. For these services, the Trustee receives a fee based on the following annual rates:

Net Asset Value of the Trust	Fee as a Percentage of Net Asset Value of the Trust
$0-$500,000,000*	0.14	% per annum
$500,000,001-$1,000,000,000*	0.12	% per annum
$1,000,000,001 and above*	0.10	% per annum

*  The fee indicated applies to that portion of the net asset value of the Trust, which falls in the size category indicated.

The Trustee voluntarily agreed to reduce its fee for the years ended September 30, 2014, 2013 and 2012 as disclosed in the Statements of Operations. The amount of the reduction equals the Federal Funds Rate, as published in the Wall Street Journal, multiplied by the daily balance of the Trust's cash account, reduced by the amount of reserves for that account required by the Federal Reserve Board of Governors. The Trustee reserves the right to discontinue this voluntary fee reduction in the future.

PDR Services LLC (the "Sponsor") agreed to reimburse the Trust for, or assume, the ordinary operating expenses of the Trust, to the extent such expenses exceed 0.30% per annum of the daily net asset value of the Trust as calculated by the Trustee. There were no expenses assumed by the Sponsor for the years ended September 30, 2014, 2013 and 2012.

The Sponsor retains the ability to be repaid by the Trust for expenses so reimbursed or assumed to the extent that subsequently during the year expenses fall below the expense limitation described above on any given day. At September 30, 2014, there is no outstanding amount to be repaid by the Trust to the Sponsor for expenses so reimbursed or assumed.

Note 4 - Trust Transactions in Units

Transactions in Trust Units were as follows:

	Year Ended September 30, 2014		Year Ended September 30, 2013
	Units	Amount	Units	Amount
Units sold	91,100,000	$21,987,099,724	96,250,000	$19,573,293,030
Dividend reinvestment Units issued	1,328	322,483	1,359	276,684
Units redeemed	(97,675,000)	(23,734,893,632)	(89,875,000)	(18,171,736,323)
Net increase/(decrease)	(6,573,672)	$(1,747,471,425)	6,376,359	$1,401,833,391

	Year Ended September 30, 2012
	Units	Amount
Units sold	103,600,000	$17,249,824,419
Dividend reinvestment Units issued	1,269	216,856
Units redeemed	(102,375,000)	(17,097,873,234)
Net increase/(decrease)	1,226,269	$152,168,041

Except under the Trust's dividend reinvestment plan, Units are issued and redeemed by the Trust for authorized participants only in large blocks of 25,000 Units known as "Creation Units". Such transactions are permitted only on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per Unit of the Trust on the transaction date. The transaction fee payable to the Trustee in connection with each creation and redemption of Creation Units made through the clearing process (the "Transaction Fee") is non-refundable, regardless of the net asset value of the Trust. The Transaction Fee is the lesser of $3,000 or 0.20% (20 basis points) of the value of one Creation Unit at the time of creation per participating party per day, regardless of the number of Creation Units created or redeemed on such day. The Transaction Fee is currently $3,000. For creations and redemptions outside the clearing process, including orders from a participating party restricted from engaging in transactions in one or more of the common stocks that are included in the Index, an additional amount not to exceed three (3) times the Transaction Fee applicable for one Creation Unit may be charged per Creation Unit per day. During the year ended September 30, 2014, the Trustee earned $940,200 in transaction fees. The Trustee, in its sole discretion, may voluntarily reduce or waive its fee, or modify its transaction fee schedule, subject to certain limitations. There were no reductions or waivers of such fees for the year ended September 30, 2014.

At September 30, 2014, the Trustee and its affiliates held $1,665,839,410 or 12.05% of fractional undivided interest in the Trust.

Note 5 - Investment Transactions

For the year ended September 30, 2014, the Trust had net in-kind contributions, net in-kind redemptions, purchases and sales of investment securities of $21,945,995,874, $23,686,445,833, $2,573,962,546, and $2,543,243,758, respectively.

Note 6 - U.S. Federal Income Tax Status

The following details the distributions and net distributable earnings as of September 30, 2014. The components of distributable earnings for tax purposes differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, distribution payable, post-October losses deferred and amortization of license fees.

The tax composition of dividends paid during the years ending September 30, 2014, September 30, 2013 and September 30, 2012 was ordinary income.

Cost of investments for federal income tax purposes	$15,023,784,125
Gross unrealized appreciation	$368,300,511
Gross unrealized depreciation	(1,577,900,768)
Net unrealized depreciation	$(1,209,600,257)
Distributable earnings, ordinary income	$43,296,206
Capital loss carryforwards expiring:
9/30/2016	$(9,130,465)
9/30/2017	(163,881,388)
9/30/2018	(709,669,042)
Short-term capital loss carryforwards expiring:	$(882,680,895)
Long-Term Losses (no expiration):	(26,583,464)

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. Capital losses from Trust fiscal years ending on or after September 30, 2012 can be carried forward for an unlimited period, but capital losses with an expiration period (i.e., capital losses from Trust fiscal years ending on or before September 30, 2011) may not be used to offset capital gains until all net capital losses without an expiration date (i.e., capital losses from Trust fiscal years ending on or after September 30, 2012) have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under Internal Revenue Code rules and related regulations based on the results of future transactions.

The Trust utilized capital losses of $130,720,075 during the current year ended September 30, 2014. To the extent that capital losses are used to offset future capital gains, it is probable that gains that offset will not be distributed to Unitholders.

At September 30, 2014, the Trust deferred $238,764,502 of long-term capital losses arising subsequent to October 31, 2013. For tax purposes, such losses will be reflected in the year ending September 30, 2015.

As of September 30, 2014, the Trust had permanent book/tax differences primarily attributable to gains or losses from in-kind redemptions and distributions received from real estate investment trusts. To reflect reclassifications arising from these differences, accumulated net realized loss on investments and paid-in capital were increased by $1,995,497,078.

Note 7 - Representations and Indemnifications

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims which may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

Note 8 - Related Party Transactions

From 1999 until April 1, 2014, the Trustee directed all portfolio securities transactions for the Trust to BNY ConvergExecution Solutions, LLC ("ConvergEx"), an affiliate of the Trustee. During the fiscal years ended September 30, 2014, 2013 and 2012, the Trust paid $882,665, $1,391,208, and $1,709,461, respectively, in commissions on trades to ConvergEx. During the period from April 1, 2014 through September 30, 2014, the Trustee used BNY Mellon Capital Markets, LLC ("BNYMellon CM"), an indirect-wholly-owned subsidiary of The Bank of New York Mellon Corporation, to execute some brokerage transactions for the Trust. During the period from April 1, 2014 through September 30, 2014, the Trust paid $463,196 in commissions to BNYMellon CM.

Note 9 - License Agreement and Distribution Expenses

A license agreement between State Street Global Markets, LLC ("SSGM") and S&P (the "License Agreement") grants SSGM a license to use the Index as a basis for determining the composition of the portfolio of all the common stocks of the Index. The Trustee (on behalf of the Trust), the Sponsor and NYSE Arca, Inc. have each received a sublicense from SSGM for the use of the Index and such trade names and trademarks in connection with their rights and duties with respect to the Trust. The License Agreement may be amended without the consent of any of the owners of Units.

Currently, the License Agreement is scheduled to terminate on April 27, 2020, but its term may be extended beyond such date without the consent of any of the owners of Units.

In addition, the following distribution expenses are or may be charged to the Trust: (a) reimbursement to the Sponsor of amounts paid by it to S&P in respect of annual licensing fees pursuant to the License Agreement; (b) federal and state annual registration fees for the issuance of Units; and (c) expenses of the Sponsor relating to the printing and distribution of marketing materials describing Units and the Trust (including, but not limited to, associated legal, consulting, advertising, and marketing costs and other out-of-pocket expenses such as printing). With respect to the marketing expenses described in item (c) above, the Sponsor has entered into an agreement with SSGM, pursuant to which SSGM has agreed to market and promote the Trust. SSGM is reimbursed by the Sponsor for the expenses it incurs for providing such services out of amounts that the Trust reimburses the Sponsor. Pursuant to the provisions of an exemptive order, the expenses set forth in this paragraph may be charged to the Trust by the Trustee in an amount equal to the actual costs incurred, but in no case shall such charges exceed 0.30% per annum of the daily net asset value of the Trust. These distribution expenses are presented on the Trust's Statement of Operations.

Note 10 - Subsequent Event

On September 18, 2014, a dividend was declared by the Trust. The distribution of $0.56 per share was paid on October 31, 2014, to Unitholders of record at the close of business on September 23, 2014. The ex-dividend date was September 19, 2014. The Trustee has evaluated subsequent transactions and events after the balance sheet date through the date on which these financial statements were issued and, except as already included in the notes to the financial statements, has determined that no additional items require disclosure.

Pending Litigation

The Trust and multiple other unrelated institutions and individuals have been named as defendants in an adversary proceeding brought by the trustee for the LB Creditor Trust which is currently pending in the U.S. Bankruptcy Court for the Southern District of New York (Weisfener, as Trustee of the LB Creditor Trust v. Fund 1, et al., Adv. Pro. No. 10-04609). The complaint alleges that payments made to shareholders of Lyondell Chemical Company ("Lyondell") in connection with the acquisition of Lyondell by Basell AF S.C.A. in a cash-out merger in December 2007 constitute constructive or intentional "fraudulent transfers" under applicable state law and seeks to recover from the former Lyondell shareholders the payments received for the shares in connection with the combination of Lyondell and Basell AF S.C.A. in 2007. In January 2014, the Bankruptcy Court dismissed without prejudice intentional fraudulent claims as to all defendants and dismissed with prejudice constructive fraudulent claims as to all conduits, but not as to the beneficial holders of Lyondell stock. In April 2014, the plaintiff filed amended complaints ("Amended Complaint") continuing to assert intentional and constructive fraudulent transfer claims. The defendants filed a motion to dismiss the Amended Complaint on omnibus grounds in July 2014; this motion remains pending.

At this stage in the proceedings, it is not possible to assess with any reasonable certainty the probable outcome of the pending litigation nor reliably estimate the possible loss that may result.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustee and Unitholders of SPDR S&P MidCap 400 ETF Trust:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the SPDR S&P MidCap 400 ETF Trust at September 30, 2014, the results of its operations, the changes in its net assets, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2014 by correspondence with the custodian and the application of alternative audit procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
January 16, 2015

TAX INFORMATION
(Unaudited)

For U.S. federal income tax purposes, the percentage of Trust distributions that qualify for the corporate dividends received deduction for the fiscal year ended September 30, 2014 is 96.78%.

For the fiscal year ended September 30, 2014, all dividends paid by the Trust may be designated as qualified dividend income for U.S. federal income tax purposes and subject to a maximum U.S. federal income tax rate of 20% in the case of certain non-corporate shareholders that meet applicable holding period requirements with respect to their units. Complete information will be reported in conjunction with your 2014 Form 1099-DIV.

ESSENTIAL INFORMATION AS OF SEPTEMBER 30, 2014*

Total Trust Assets:	$14,261,031,138
Trust Net Assets:	$13,830,102,344
Number of Units:	55,454,866
Fractional Undivided Interest in Trust Represented by each Unit:	1/55,454,866
Record Date:	Quarterly, on the second (2nd) Business Day after the third Friday in each of March, June, September and December.
Dividend Payment Dates:	Quarterly, on the last Business Day of April, July, October and January.
Trustee's Annual Fee:	From 0.10% to 0.14%, based on the net asset value of the Trust, as the same may be reduced by certain amounts, plus the Transaction Fee.
Estimated Ordinary Operating Expenses of the Trust:	0.25% (inclusive of Trustee's annual fee)
Net Asset Value per Unit (based on the value of the securities, other net assets of the Trust and number of Units outstanding):	$249.39
Evaluation Time:	Closing time of the regular trading session on the New York Stock Exchange LLC (ordinarily 4:00 p.m. New York time).
Licensor:	Standard & Poor's Financial Services LLC, a division of The McGraw-Hill Companies, Inc.
Mandatory Termination Date:

The first to occur of (i) April 27, 2120 or (ii) the date 20 years after the death of the last survivor of eleven persons named in the Trust Agreement, the oldest of whom was born in 1990 and the youngest of whom was born in 1993.

Discretionary Termination:	The Trust may be terminated if the value of the securities held by the Trust is less than $100,000,000, as such amount shall be adjusted for inflation.

*  The Trust Agreement became effective and the initial deposit was made on April 27, 1995.

ESSENTIAL INFORMATION AS OF SEPTEMBER 30, 2014*

SPDR S&P MidCap 400 ETF Trust
Frequency Distribution of Discounts and Premiums
Bid/Ask Price vs. Net Asset Value (NAV)
(Unaudited)

Five Year Period Ending 9/30/2014

Premium/Discount Range	Number of Trading Days	Percentage of Total Trading Days
Greater than 0.25%	1	0.08%
Between zero and 0.25%	592	47.06%
Bid/Ask Price Equal to NAV	2	0.16%
Between zero and -0.25%	662	52.62%
Less than -0.25%	1	0.08%
Total:	1,258	100.00%

Comparison of Total Returns Based on NAV and Bid/Ask Price(1)(2)
From Inception to 9/30/14 (Unaudited)

Cumulative Total Return

	1 Year	5 Year	10 Year	Since Inception
SPDR S&P MidCap 400 ETF Trust
Return Based on NAV	11.45%	110.11%	158.54%	797.03%
Return Based on Bid/Ask Price	11.35%	110.43%	158.67%	796.78%
S&P MidCap 400 Index	11.82%	113.38%	166.30%	1474.10%

Annualized Total Return

	1 Year	5 Year	10 Year	Since Inception
SPDR S&P MidCap 400 ETF Trust
Return Based on NAV	11.45%	16.01%	9.96%	11.96%
Return Based on Bid/Ask Price	11.35%	16.04%	9.97%	11.95%
S&P MidCap 400 Index	11.82%	16.37%	10.29%	12.59%

(1)  Since December 1, 2008 the Bid/Ask Price was the midpoint of the NYSE Arca Bid/Ask price at the time the Trust's NAV was calculated. From April 1, 2001 to November 28, 2008, the Bid/Ask Price was the midpoint of the Bid/Ask price on NYSE Amex (formerly the American Stock Exchange and now NYSE MKT), ordinarily 4:00 p.m. Prior to April 1, 2001, the Bid/Ask Price was the midpoint of the Bid/Ask price on the close of trading on the American Stock Exchange, ordinarily 4:15 p.m.

(2)  Annualized Total Return and Cumulative Total Return for the period since inception is calculated from the inception date of April 27, 1995.

SPDR S&P MidCap 400 ETF Trust
(Unaudited)

Sponsor

PDR Services LLC
c/o NYSE Holdings LLC
11 Wall Street
New York, NY 10005

Trustee

The Bank of New York Mellon
2 Hanson Place
Brooklyn, NY 11217

Distributor

ALPS Distributors, Inc.
1290 Broadway
Suite 1100
Denver, CO 80203

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

Legal Counsel

Davis Polk & Wardwell LLP
450 Lexington Avenue
New York, NY 10017